(Loss) Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States			$ 6,882	$ 3,973	$ (19,321)
Foreign			4,870	1,614	(987)
(Loss) income before income taxes	$ (61,513)	$ 6,233	$ 11,752	$ 5,587	$ (20,308)